Consolidated Investment Entities	12 Months Ended
Dec. 31, 2013
Consolidated Investment Entities [Abstract]
Consolidated Investment Entities
Consolidated Investment Entities

The Company provides investment management services to and has transactions with, various collateralized loan obligations, private equity funds, single strategy hedge funds, insurance entities, securitizations and other investment entities in the normal course of business. In certain instances, the Company serves as the investment manager, making day-to-day investment decisions concerning the assets of these entities. These entities are considered to be either VIEs or VOEs and the Company evaluates its involvement with each entity to determine whether consolidation is required.

Certain investment entities are consolidated under VIE or VOE consolidation guidance. The Company consolidates certain entities under the VIE guidance when it is determined that the Company is the primary beneficiary of these entities. The Company consolidates certain entities under the VOE guidance when it acts as the controlling general partner and the limited partners have no substantive rights to impact ongoing governance and operating activities.

With the exception of guarantees issued by the Company in relation to collateral support for reinsurance contracts, the Company has no right to the benefits from, nor does it bear the risks associated with these investments beyond the Company’s direct equity and debt investments in and management fees generated from these investment products. Such direct investments amounted to approximately $654.0 and $600.0 as of December 31, 2013 and 2012, respectively. If the Company were to liquidate, the assets held by consolidated investment entities would not be available to the general creditors of the Company as a result of the liquidation.

Consolidated Investments

Collateral Loan Obligations ("CLO") Entities

Certain subsidiaries of the Company structure and manage CLO entities created for the sole purpose of offering investors various maturity and risk characteristics by issuing multiple tranches of collateralized debt. The notes issued by the CLO entities are backed by diversified portfolios consisting primarily of senior secured floating rate leveraged loans.

The Company provides collateral management services to the CLO entities. In return for providing management services, the Company earns investment management fees and contingent performance fees. The Company has invested in certain of the entities, generally taking an ownership position in the unrated junior subordinated tranches. The CLO entities are structured and managed similarly but have differing fee structures and initial capital investments made by the Company. The Company’s ownership interests and management and contingent performance fees were assessed to determine if the Company is the primary beneficiary of these entities.

As of December 31, 2013 and 2012, the Company consolidated 12 CLOs and 9 CLOs, respectively.

Private Equity Funds and Single Strategy Hedge Funds (Limited Partnerships)

The Company invests in and manages various limited partnerships, including private equity funds and single strategy hedge funds. The Company, as a general partner or managing member of certain sponsored investment funds, is generally presumed to control the limited partnerships unless the limited partners have the substantive ability to remove the general partner without cause based upon a simple majority vote, can otherwise dissolve the partnership or have substantive participating rights over decision-making of the partnerships.

On June 4, 2012, certain insurance subsidiaries of the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $812.2 as of March 31, 2012 included in Assets related to consolidated investment entities to a group of private equity funds that are managed by Pomona Management LLC, also a subsidiary of the Company.  The transaction resulted in a net pre-tax loss of $91.9 in the second quarter of 2012.  The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012.  No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed upon sales price as of June 30, 2012.

As of December 31, 2013 and 2012, the Company consolidated 35 funds which were structured as partnerships.

Collateral Support for Reinsurance Contracts

Beginning in December 2009, the Company entered into various guarantee agreements involving Karson Capital Limited (“Karson”). Karson is an unaffiliated company that provides collateral alternatives to letters of credit for reinsurance transactions. Karson established the KCL Master Trust (“Master Trust” or “Borrower”), which is a Delaware statutory series trust. The Master Trust enters into securities lending agreements as borrower with ING Bank and various unaffiliated banks (“Securities Lenders”) as lenders. As of December 31, 2013, fair value of the loaned securities was $1.5 billion. Effective November 5, 2013, the securities lending agreement with ING Bank was terminated. As of December 31, 2012, fair value of the loaned securities was $2.8 billion including securities with a fair value of $825.0 provided by ING Bank.

Collateral notes backed by the borrowed securities, with a face value of $1.5 billion and $2.8 billion as of December 31, 2013 and 2012, respectively, were issued by the Master Trust and placed in reinsurance trusts established for the benefit of the Company’s insurance subsidiaries, which are eliminated in the Company’s Consolidated Financial Statements.

The Company has provided certain guarantees of the Borrower’s performance obligations to the Securities Lenders as collateral for the Borrower’s obligations under the securities lending agreements. As of December 31, 2013, additional collateral in the form of letters of credit or similar liquidity obligations have been provided by banks for $1.5 billion. As of December 31, 2012, additional collateral in the form of letters of credit or similar liquidity obligations have been provided by banks for $2.8 billion, including $825.0 provided by ING Bank. The Company pays the securities lending and LOC fees directly to ING Bank and unaffiliated banks. See Note 18. Related Party Transactions to these Consolidated Financial Statements for further details.

The Master Trust sponsored by Karson has minimal equity, and therefore falls under the VIE model. The Company holds variable interests in this VIE relating to the guarantees of the obligations under the securities lending agreements. The Company considered its implicit and explicit financial responsibility to ensure that the Master Trust operates as designed and, thus, determined that the Company has the implied power to direct the activities that most significantly impact the Master Trust’s economic performance under the VIE model. The Company also determined it has the obligation to absorb losses under the securities lending guarantees. Based on these conclusions, the Company determined it is the primary beneficiary under the VIE model and should consolidate the Master Trust.

Following the Company’s review of the Master Trust assets, liabilities, revenues and expenses, a determination was made that although the VIE is subject to consolidation, the securities lending arrangements were not subject to consolidation since the Borrower is not required to recognize borrowed securities on its balance sheet. The obligation to return borrowed securities is only recorded if the securities are sold by the borrower; otherwise, the borrowed securities are disclosed in the financial statements. The Master Trust reported no other assets, liabilities, revenues or expenses.

The following table summarizes the components of the consolidated investment entities, excluding collateral support for certain reinsurance contracts, as of the dates indicated:

	December 31, 2013	December 31, 2012
Assets of Consolidated Investment Entities
VIEs - CLO entities:
Cash and cash equivalents	$642.5	$360.6
Corporate loans, at fair value using the fair value option	4,965.3	3,559.3
Other assets	83.1	—
Total CLO entities	5,690.9	3,919.9
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	68.2	80.2
Limited partnerships/corporations, at fair value	3,218.6	2,931.2
Other assets	21.7	34.3
Total investment funds	3,308.5	3,045.7
Total assets of consolidated investment entities	$8,999.4	$6,965.6

Liabilities of Consolidated Investment Entities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$5,161.6	$3,829.4
Other liabilities	468.0	—
Total CLO entities	5,629.6	3,829.4
VOEs - Private equity funds and single strategy hedge funds:
Other liabilities	435.3	292.4
Total investment funds	435.3	292.4
Total liabilities of consolidated investment entities	$6,064.9	$4,121.8

The following tables summarize the impact of consolidation of investment entities into the Consolidated Balance Sheets as of the dates indicated:

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
December 31, 2013
Total investments and cash	$90,569.7	$—	$—	$(43.0)	$(635.1)	$89,891.6
Other assets	15,305.1	—	—	—	—	15,305.1
Assets held in consolidated investment entities	—	5,690.9	3,288.1	—	20.4	8,999.4
Assets held in separate accounts	106,827.1	—	—	—	—	106,827.1
Total assets	$212,701.9	5,690.9	$3,288.1	$(43.0)	$(614.7)	$221,023.2

Future policy benefits and contract owner account balances	$84,006.7	$—	$—	$—	$—	$84,006.7
Other liabilities	8,614.3	—	—	—	(3.8)	8,610.5
Liabilities held in consolidated investment entities	—	5,672.5	435.4	(43.0)	—	6,064.9
Liabilities related to separate accounts	106,827.1	—	—	—	—	106,827.1
Total liabilities	199,448.1	5,672.5	435.4	(43.0)	(3.8)	205,509.2
Equity attributable to common shareholders	13,253.8	—	2,852.7	—	(2,852.7)	13,253.8
Retained earnings appropriated for investors in consolidated investment entities	—	18.4	—	—	—	18.4
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	2,241.8	2,241.8
Total liabilities and equity	$212,701.9	$5,690.9	$3,288.1	$(43.0)	$(614.7)	$221,023.2
(1) The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
December 31, 2012
Total investments and cash	$97,925.5	$—	$—	$(84.1)	$(567.0)	$97,274.4
Other assets	14,486.8	—	—	—	—	14,486.8
Assets held in consolidated investment entities	—	3,919.9	2,999.4	—	46.3	6,965.6
Assets held in separate accounts	97,667.4	—	—	—	—	97,667.4
Total assets	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2

Future policy benefits and contract owner account balances	$86,055.7	$—	$—	$—	$—	$86,055.7
Other liabilities	12,488.1	—	—	—	—	12,488.1
Liabilities held in consolidated investment entities	—	3,913.5	292.4	(84.1)	—	4,121.8
Liabilities related to separate accounts	97,667.4	—	—	—	—	97,667.4
Total liabilities	196,211.2	3,913.5	292.4	(84.1)	—	200,333.0
Equity attributable to common shareholder	13,868.5	—	2,707.0	—	(2,707.0)	13,868.5
Retained earnings appropriated for investors in consolidated investment entities	—	6.4	—	—	—	6.4
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	2,186.3	2,186.3
Total liabilities and equity	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2
(1) The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.

The following tables summarize the impact of consolidation of investment entities into the Consolidated Statements of Operations for the periods indicated:

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
December 31, 2013
Revenues:
Net investment income	$4,791.2	$—	$—	$(5.7)	$(96.5)	$4,689.0
Fee income	3,723.8	—	—	(23.2)	(34.3)	3,666.3
Premiums	1,956.3	—	—	—	—	1,956.3
Net realized capital losses	(2,534.8)	—	—	—	—	(2,534.8)
Other income	443.6	—	—	(10.0)	(0.6)	433.0
Income related to consolidated investment entities	—	234.6	322.6	(8.5)	—	548.7
Total revenues	8,380.1	234.6	322.6	(47.4)	(131.4)	8,758.5
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	4,497.8	—	—	—	—	4,497.8
Other expense	3,314.3	—	—	—	—	3,314.3
Operating expenses related to consolidated investment entities	—	222.6	48.0	(47.4)	(34.9)	188.3
Total benefits and expenses	7,812.1	222.6	48.0	(47.4)	(34.9)	8,000.4
Income (loss) before income taxes	568.0	12.0	274.6	—	(96.5)	758.1
Income tax expense (benefit)	(32.5)	—	—	—	—	(32.5)
Net income (loss)	600.5	12.0	274.6	—	(96.5)	790.6
Less: Net income (loss) attributable to noncontrolling interest	—	12.0	—	—	178.1	190.1
Net income (loss) available to ING U.S., Inc.'s common shareholders	$600.5	$—	$274.6	$—	$(274.6)	$600.5
(1)The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
December 31, 2012
Revenues:
Net investment income	$4,830.0	$0.5	$—	$(20.7)	$(111.9)	$4,697.9
Fee income	3,565.6	—	—	(14.4)	(35.8)	3,515.4
Premiums	1,861.1	—	—	—	—	1,861.1
Net realized capital losses	(1,280.8)	—	—	—	—	(1,280.8)
Other income	384.5	—	—	(6.0)	—	378.5
Income related to consolidated investment entities	—	21.5	415.1	6.6	—	443.2
Total revenues	9,360.4	22.0	415.1	(34.5)	(147.7)	9,615.3
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	4,861.6	—	—	—	—	4,861.6
Other expense	4,031.0	—	—	—	—	4,031.0
Operating expenses related to consolidated investment entities	—	142.1	44.9	(34.5)	(35.8)	116.7
Total benefits and expenses	8,892.6	142.1	44.9	(34.5)	(35.8)	9,009.3
Income (loss) before income taxes	467.8	(120.1)	370.2	—	(111.9)	606.0
Income tax expense (benefit)	(5.2)	—	—	—	—	(5.2)
Net income (loss)	473.0	(120.1)	370.2	—	(111.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	(120.1)	—	—	258.3	138.2
Net income (loss) available to ING U.S., Inc.'s common shareholder	$473.0	$—	$370.2	$—	$(370.2)	$473.0
(1)The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2)Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
December 31, 2011
Revenues:
Net investment income	$5,104.7	$—	$—	$(11.5)	$(124.4)	$4,968.8
Fee income	3,614.5	—	—	(10.9)	—	3,603.6
Premiums	1,770.0	—	—	—	—	1,770.0
Net realized capital losses	(1,531.4)	—	—	—	—	(1,531.4)
Other income	428.2	—	—	—	—	428.2
Income related to consolidated investment entities	—	41.0	438.6	—	—	479.6
Total revenues	9,386.0	41.0	438.6	(22.4)	(124.4)	9,718.8
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	5,742.0	—	—	—	—	5,742.0
Other expense	3,557.1	—	—	—	—	3,557.1
Operating expenses related to consolidated investment entities	—	91.7	72.6	(22.4)	—	141.9
Total benefits and expenses	9,299.1	91.7	72.6	(22.4)	—	9,441.0
Income (loss) before income taxes	86.9	(50.7)	366.0	—	(124.4)	277.8
Income tax expense (benefit)	175.0	—	—	—	—	175.0
Net income (loss)	(88.1)	(50.7)	366.0	—	(124.4)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	(50.7)	—	—	241.6	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$(88.1)	$—	$366.0	$—	$(366.0)	$(88.1)
(1) The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
(2) Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

Fair Value Measurement

Upon consolidation of CLO entities, the Company elected to apply the FVO for financial assets and financial liabilities held by these entities and continued to measure these assets (primarily corporate loans) and liabilities (debt obligations issued by CLO entities) at fair value in subsequent periods. The Company has elected the FVO to more closely align its accounting with the economics of its transactions and allows the Company to more effectively align changes in the fair value of CLO assets with a commensurate change in the fair value of CLO liabilities.

Investments held by consolidated private equity funds and single strategy hedge funds are measured and reported at fair value in the Company's Consolidated Financial Statements. Changes in the fair value of consolidated investment entities are recorded as a separate line item within Income (loss) related to consolidated investment entities in the Company's Consolidated Statements of Operations.

The methodology for measuring the fair value and fair value hierarchy classification of financial assets and liabilities of consolidated investment entities is consistent with the methodology and fair value hierarchy rules applied by the Company to its investment portfolio. Refer to Note 1. Business, Basis of Presentation and Significant Policies-Fair Value Measurement to these Consolidated Financial Statements for further information.

As discussed in more detail below, the Company utilizes valuations obtained from third-party commercial pricing services, brokers and investment sponsors or third-party administrators that supply NAV (or its equivalent) per share used as a practical expedient. The valuations obtained from brokers and third-party commercial pricing services are non-binding. These valuations are reviewed on a monthly or quarterly basis (dependent on the type of fund or product).  Procedures include, but are not limited to, a review of underlying fund investor reports, review of top and worst performing funds requiring further scrutiny, review of variance from prior periods and review of variance from benchmarks, where applicable. In addition, the Company considers both macro and fund specific events that may impact the latest NAV supplied and determines if further adjustments of value should be made. Such changes, if any, are subject to senior management review.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Cash and Cash Equivalents

The carrying amounts for cash reflect the assets’ fair values. The fair value for cash equivalents is determined based on quoted market prices. These assets are classified as Level 1.

VIEs - CLO Entities

Corporate loans - Corporate loan investments, which comprise the majority of consolidated CLO portfolio collateral, are senior secured corporate loans from a variety of industries, including, but not limited to, the aerospace and defense, broadcasting, technology, utilities, household products, healthcare, oil and gas and finance industries. Corporate loans mature at various dates between 2013 and 2022, pay interest at LIBOR, EURIBOR or PRIME plus a spread of up to 10.0% and typically range in credit rating categories from AAA+ down to unrated. As of December 31, 2013 and 2012, the unpaid principal balance exceeded the fair value of the corporate loans by approximately $9.7 and $26.9, respectively. Less than 1% of the collateral assets were in default as of December 31, 2013 and 2012.

The fair values for corporate loans are determined using independent commercial pricing services. Fair value measurement based on pricing services may be classified in Level 2 or Level 3 depending on the type, complexity, observability and liquidity of the asset being measured. The inputs used by independent commercial pricing services, such as benchmark yields and credit risk adjustments, are those that are derived principally from or corroborated by observable market data. Hence, the fair value measurement of corporate loans priced by independent pricing service providers is classified within Level 2 of the fair value hierarchy.

For assets held in the CLO portfolios representing senior level debt of other third-party CLOs (“CLO investments”), the pricing of these positions is obtained from a third-party commercial pricing service. See discussion of CLO note valuation below. Accordingly, these CLO investments are classified within Level 3 of the fair value hierarchy. See description of fair value process for CLO notes below.

CLO notes - The CLO notes are backed by a diversified loan portfolio consisting primarily of senior secured floating rate leveraged loans. Repayment risk is segmented into tranches with credit ratings of these tranches reflecting both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. The most subordinated tranche bears the first loss and receives the residual payments, if any.  The interest rates are generally variable rates based on LIBOR plus a pre-defined spread, which varies from 0.22% for the more senior tranches to 7.00% for the more subordinated tranches. CLO notes mature at various dates between 2020 and 2026 and have a weighted average maturity of 9.1 years. The outstanding balance on the notes issued by consolidated CLOs exceeds their fair value by approximately $139.6 and $99.6 as of December 31, 2013 and 2012, respectively. The investors in this debt are not affiliated with the Company and have no recourse to the general credit of the Company for this debt.

The fair values of the CLO notes including subordinated tranches in which the Company retains an ownership interest are obtained from a third-party commercial pricing service. The service combines the modeling of projected cash flow activity and the calibration of modeled results with transactions that have taken place in the specific debt issue as well as debt issues with similar characteristics. Several of the more significant inputs to the models including default rate, recovery rate, prepayment rate and discount margin, are determined primarily based on the nature of the investments in the underlying collateral pools and cannot be corroborated by observable market data. Accordingly, CLO notes are classified within Level 3 of the fair value hierarchy.

To evaluate the reliability of the option-pricing models, the Company obtains broker-dealer pricing information from broker-dealers, which is based on the broker's proprietary pricing models considering the deals in the market of similar quality and tranches of same priority.  The broker-dealer will model the price based on projected cash flows and terminal value, which often incorporate unobservable inputs.  As such, the prices are not considered official marks for CLO tranches.

In determining the fair value of subordinated tranches in which the Company retains ownership interest, similar assumptions as noted above are used to project future cash flows and determine the fair value of the CLO notes. In the event that the Company's modeled prices differ significantly from the observed market transactions, the Company reviews its assumptions and may adjust the fair value of such subordinated and equity classes if necessary.

The following table summarizes significant unobservable inputs for Level 3 fair value measurements as of the dates indicated:

	Fair Value	Valuation Technique	Unobservable Inputs
December 31, 2013
Assets:
CLO Investments	$25.5	Discounted Cash Flow	Default Rate
			Recovery Rate
			Prepayment Rate
			Discount Margin
Liabilities:
CLO Notes	$5,161.6	Discounted Cash Flow	Default Rate
			Recovery Rate
			Prepayment Rate
			Discount Margin

	Fair Value	Valuation Technique	Unobservable Inputs
December 31, 2012
Liabilities:
CLO Notes	$3,829.4	Discounted Cash Flow	Default Rate
			Recovery Rate
			Prepayment Rate
			Discount Margin

The following narrative indicates the sensitivity of inputs:

•
Default Rate: An increase (decrease) in the expected default rate would likely increase (decrease) the discount margin (increase risk premium) used to value the CLO investments and CLO notes and, as a result, would potentially decrease the value of the CLO investments and CLO notes; however, if an increase in the expected default rates does not have a subsequent change in the discount margin used to value the CLO investments and CLO notes, then an increase in default rate would potentially increase the value of the CLO investments and CLO notes as the expected weighted average life ("WAL") of the CLO investments and CLO notes would decrease.

•	Recovery rate: A decrease (increase) in the expected recovery of defaulted assets would potentially decrease (increase) the valuation of CLO investments and CLO notes.

•
Prepayment Rate: A decrease (increase) in the expected rate of collateral prepayments would potentially decrease (increase) the valuation of CLO investments and CLO notes as the expected WAL would increase.

•
Discount Margin (spread over LIBOR): An increase (decrease) in the discount margin used to value the CLO investments and CLO notes and would decrease (increase) the value of the CLO investments and CLO notes.

VOEs - Private Equity Funds and Single Strategy Hedge Funds (Limited Partnerships)

Limited partnerships, at fair value, primarily represent the Company's investments in private equity funds and single strategy hedge funds. The fair value for these investments is estimated based on the NAV from the latest financial statements of these funds, provided by the fund's investment manager or third-party administrator.

Valuations of single strategy hedge funds, generally based on the valuations provided by the funds third-party administrator, are based on a pricing matrix which primarily relies upon prices received from third-party pricing services. The inputs used by independent commercial pricing services are those that are derived principally from or corroborated by observable market data. Hence, the fair value measurement of single strategy hedge funds priced by independent pricing service providers is classified within Level 2 of the fair value hierarchy.

These consolidated investments are mostly private equity funds spread across 35 limited partnerships that focus on the primary or secondary market. The limited partnerships invest in private equity funds and, at times, make strategic co-investments directly into private equity companies, including, but not limited to, buyout, venture capital, distressed and mezzanine.

Private Equity Funds
As prescribed in ASC Topic 820, the unit of account for these investments is the interest in the investee fund.  The Company owns an undivided interest in the fund portfolio and does not have the ability to dispose of individual assets and liabilities in the fund portfolio. Rather, the Company would be required to redeem or dispose of its entire interest in the investee fund. There is no current active market for interests in underlying private equity funds.

Valuation is generally based on the valuations provided by the fund's general partner or investment manager. The valuations typically reflect the fair value of the Company's capital account balance of each fund investment, including unrealized capital gains (losses), as reported in the financial statements of the respective investee fund as of the respective year end or the latest available date. In circumstances where fair values are not provided, the Company seeks to determine the fair value of fund investments based upon other information provided by the fund's general partner or investment manager or from other sources. Private equity fund investments are classified within Level 3 of the fair value hierarchy.

The fair value of securities received in-kind from fund investments is determined based on the restrictions around the securities.

•	Unrestricted, publicly traded securities are valued at the closing public market price on the reporting date;

•	Restricted, publicly traded securities may be valued at a discount from the closing public market price on the reporting date, depending on the circumstances; and

•
Privately held securities are valued by the directors/general partner of the investee fund, based on a variety of factors, including the price of recent transactions in the company's securities and the company's earnings, revenue and book value.

As of December 31, 2013, certain private equity funds maintained revolving lines of credit of $400.0, which renew annually and bear interest at LIBOR/EURIBOR plus 235-250 bps.  As of December 31, 2012, a private equity fund maintained a revolving line of credit of $325.3, which renews annually and  bears interest at LIBOR/EURIBOR plus 250 bps.   The lines of credit are used for funding transactions before capital is called from investors, as well as for the financing of certain purchases.  The private equity funds generally may borrow an amount that does not exceed the lesser of a certain percentage of the funds' undrawn commitments or a certain percentage of the funds' undrawn commitments plus 350% asset coverage from the invested assets of the funds.  As of December 31, 2013 and 2012, outstanding borrowings amount to $212.2 and $288.4, respectively. The borrowings are reflected in Liabilities related to consolidated investment entities - other liabilities on the Consolidated Balance Sheets. The borrowings are carried at an amount equal to the unpaid principal balance.

As of December 31, 2013, a certain single strategy hedge fund sold securities under an agreement to repurchase at a specified future date. Securities sold under an agreement to repurchase are not derecognized on the Consolidated Balance Sheets as the single strategy hedge fund retains substantially all the risks and rewards of ownership. The obligation to repay the corresponding cash received is recognized in the Consolidated Balance Sheets in Liabilities related to consolidated investment entities - other liabilities.  As of December 31, 2013, outstanding financings amount to $147.5.

Private Equity Companies
In the case of direct investments or co-investments in private equity companies, the Company initially recognizes investments at cost and subsequently adjusts investments to fair value. On a quarterly basis, the Company reviews the general partner or lead investor's valuation of the investee company, taking into account other available information, such as indications of a market value through subsequent issues of capital or transactions between third-parties, performance of the investee company during the period and public, comparable companies' analysis, where appropriate.

The following table summarizes the fair value hierarchy levels of consolidated investment entities as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
VIEs - CLO entities:
Cash and cash equivalents	$642.5	$—	$—	$642.5
Corporate loans, at fair value using the fair value option	—	4,939.8	25.5	4,965.3
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	68.2	—	—	68.2
Limited partnerships/corporations, at fair value	—	484.5	2,734.1	3,218.6
Total assets, at fair value	$710.7	$5,424.3	$2,759.6	$8,894.6
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$5,161.6	$5,161.6
Total liabilities, at fair value	$—	$—	$5,161.6	$5,161.6

The following table summarizes the fair value hierarchy levels of consolidated investment entities as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
VIEs - CLO entities:
Cash and cash equivalents	$360.6	$—	$—	$360.6
Corporate loans, at fair value using the fair value option	—	3,559.3	—	3,559.3
VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	—	—	80.2
Limited partnerships/corporations, at fair value	—	—	2,931.2	2,931.2
Total assets, at fair value	$440.8	$3,559.3	$2,931.2	$6,931.3
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$—	$—	$3,829.4	$3,829.4
Total liabilities, at fair value	$—	$—	$3,829.4	$3,829.4

Level 3 assets primarily include investments in private equity funds and single strategy hedge funds held by the consolidated VOEs, while the Level 3 liabilities consist of CLO notes. Transfers of investments out of Level 3 and into Level 2 or Level 1, if any, are recorded as of the beginning of the period in which the transfer occurred. During the year ended December 31, 2013, investments held in single strategy hedge funds were transferred from Level 3 to level 2 based upon the specific review and assessment of the underlying securities held by a single strategy hedge fund. There were no transfers between Level 1 and Level 2. During the year ended December 31, 2012, there were no transfers in or out of Level 3, or transfers between Level 1 and Level 2.

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2013 is presented in the table below:

	Fair Value as of January 1	Gains (Losses) Included in the Consolidated Statement of Operations	Purchases	Sales	Transfer in to Level 3	Transfer out of Level 3	Fair Value as of December 31
Assets
VIEs - CLO entities:
Corporate loans, at fair value using the fair value option	$—	$—	$—	$—	$25.5	$—	$25.5
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	2,931.2	211.0	848.0	(771.6)	—	(484.5)	2,734.1
Total assets, at fair value	$2,931.2	$211.0	$848.0	$(771.6)	$25.5	$(484.5)	$2,759.6
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(3,829.4)	$(6.3)	$(1,594.1)	$268.2	$—	$—	$(5,161.6)
Total liabilities, at fair value	$(3,829.4)	$(6.3)	$(1,594.1)	$268.2	$—	$—	$(5,161.6)
The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2012 is presented in the table below:

	Fair Value as of January 1	Gains (Losses) Included in the Consolidated Statement of Operations	Purchases	Sales	Transfer in to Level 3	Transfer out of Level 3	Fair Value as of December 31
Assets
VIEs - CLO entities:
Corporate loans, at fair value using the fair value option	$—	$—	$—	$—	$—	$—	$—
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	2,860.3	282.2	389.8	(601.1)	—	—	2,931.2
Total assets, at fair value	$2,860.3	$282.2	$389.8	$(601.1)	$—	$—	$2,931.2
Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(2,057.1)	$(173.1)	$(1,603.6)	$4.4	$—	$—	$(3,829.4)
Total liabilities, at fair value	$(2,057.1)	$(173.1)	$(1,603.6)	$4.4	$—	$—	$(3,829.4)

Deconsolidation of Certain Investment Entities

During the years ended December 31, 2013 and 2012, the Company did not deconsolidate any investment entities.

Nonconsolidated VIEs

CLO Entities

In addition to the consolidated CLO entities, the Company also holds variable interest in certain CLO entities that are not consolidated as it has been determined that the Company is not the primary beneficiary. With these CLO entities, the Company serves as the investment manager and receives investment management fees and contingent performance fees. Generally, the Company does not hold any interest in the nonconsolidated CLO entities but if it does, such ownership has been deemed to be insignificant. The Company has never provided, and is not obligated to provide, any financial or other support to these entities.

The Company reviews its assumptions on a periodic basis to determine if conditions have changed such that the projection of these contingent fees becomes significant enough to reconsider the Company's consolidation status as variable interest holder. As of December 31, 2013 and 2012, the Company does not hold any ownership interests in these unconsolidated CLOs.

The following table presents the carrying amounts of total assets and liabilities of the VIEs in which the Company has concluded that it holds a variable interest, but is not the primary beneficiary as of the dates indicated. The Company determines its maximum exposure to loss to be: (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE.

	December 31, 2013	December 31, 2012
Carrying amount	$—	$—
Maximum exposure to loss	—	—
Assets of nonconsolidated investment entities	1,640.4	1,792.2
Liabilities of nonconsolidated investment entities	1,639.0	1,772.9

Investment Funds

The Company manages or holds investments in certain private equity funds and single strategy hedge funds. With these entities, the Company serves as the investment manager and is entitled to receive investment management fees and contingent performance fees that are generally expected to be insignificant. Although the Company has the power to direct the activities that significantly impact the economic performance of the funds, it does not hold a significant variable interest in any of these funds and, as such, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Accordingly, the Company is not considered the primary beneficiary and did not consolidate any of these investment funds.

In addition, the Company does not consolidate the funds in which its involvement takes a form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, which would overcome the presumption of control by the general partner.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Note 4. Fair Value Measurements (excluding Consolidated Investment Entities) and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO whose change in fair value is reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment. Refer to Note 2. Investments (excluding Consolidated Investment Entities) for details regarding the carrying amounts and classifications of these assets.